Fair Value Measurements - Nonrecurring Fair Value Inputs (Details) (Nonrecurring, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Market Comparables
Fair Value Inputs [Abstract]
Cost to sell		8.00%
Market Comparables | Minimum
Fair Value Inputs [Abstract]
Discount Rate	0.00%	0.00%
Cost to sell	7.00%
Market Comparables | Maximum
Fair Value Inputs [Abstract]
Discount Rate	28.00%	19.00%
Cost to sell	14.00%
Instruments backed by residential real estate assets
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	4,636	5,240
Instruments backed by residential real estate assets | Market Comparables | Weighted Average
Fair Value Inputs [Abstract]
Discount Rate	8.00%	8.00%
Instruments backed by residential real estate assets | Loans and leases
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Assets, fair value	4,636	5,240
Loans | Market Comparables | Weighted Average
Fair Value Inputs [Abstract]
Discount Rate	8.00%